Note 6 - Product Warranties	12 Months Ended
Oct. 31, 2017
Notes to Financial Statements
Product Warranty Disclosure [Text Block]
(6)	Product Warranties

The Company generally warrants its products against certain manufacturing and other defects in material and workmanship. These product warranties are provided for specific periods of time and are applicable assuming the product has not
been subjected to misuse, improper installation, negligent handling or shipping damage. As of
October 31,
201
7
and
2016,
the Company’s accrual for estimated product warranty claims totaled
$180,000
and
$70,000,
respectively, and is included in accounts payable and accrued expenses. Warranty claims expense includes the costs to investigate claims and potential claims, and the costs to replace and/or repair product pursuant to claims, which can include claims not
deemed valid by the Company. The accrued product warranty costs are based primarily on historical experience of actual warranty claims and costs as well as current information with respect to potential warranty claims and costs. Warranty claims expense for the years ended
October 31, 2017,
2016
and
2015
totaled
$281,523,
$70,691
and
$234,784,
respectively.

The following table summarizes the changes in the Company
’s accrual for product warranties during the fiscal years ended
October 31, 2017
and
2016:

	Years ended October 31,
	2017	2016
Balance at beginning of year	$70,000	$130,000
Liabilities accrued for warranties issued during the year	238,093	124,018
Warranty claims paid during the period	(171,523)	(130,691)
Changes in liability for pre-existing warranties during the year	43,430	(53,327)
Balance at end of year	$180,000	$70,000